Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), which were established for the purpose of issuing convertible debt. As discussed in Note 10, QIAGEN Finance and Euro Finance are variable interest entities for which we do not hold any variable interests and are not the primary beneficiary, thus they are not consolidated. Accordingly, the convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. As of December 31, 2013 and 2012, we had loans payable to QIAGEN Finance of $145.0 million and accrued interest due to QIAGEN Finance of $4.3 million and $4.4 million, respectively. We also had amounts receivable from QIAGEN Finance of $3.4 million. As of December 31, 2013 and 2012, we have a loan payable to Euro Finance of $300.0 million, accrued interest due to Euro Finance of $2.6 million and amounts receivable from Euro Finance of $1.3 million. The amounts receivable are related to subscription rights which are recorded net in the equity of QIAGEN N.V. as paid-in capital.
During 2012 we entered into a development and license agreement with a company in which we also hold an interest. Under the terms of this agreement we paid a total of $7.7 million in 2013 and will be required to pay another $2.0 million will become due through 2015 based on the achievement of certain milestones.
In 2011, we had a consulting agreement with Dr. Metin Colpan, our former Chief Executive Officer and current Supervisory Board member, pursuant to which Dr. Colpan is paid a fee of EUR 2,750 per day for consulting services, subject to adjustment. We incurred consulting expenses of approximately $0.1 million as of December 31, 2011 for scientific consulting services under this agreement. In January 2012, the agreement under which Dr. Colpan provided scientific consulting services terminated.
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2013	2012
Net sales	$6,193	$7,068
Accounts receivable	$5,680	$2,651
Accounts payable	$537	$3,699
Loans receivable	$—	$1,674